SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Leases (Details)	Dec. 31, 2024
Minimum | Legacy Huazhu
Accounting policies
Initial lease term	10 years
Minimum | Legacy DH
Accounting policies
Initial lease term	20 years
Maximum | Legacy Huazhu
Accounting policies
Initial lease term	20 years
Maximum | Legacy DH
Accounting policies
Initial lease term	25 years